Share Capital And Equity Compensation- Summary of Changes to Stock Options Outstanding (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure Of Changes To Stock Options Outstanding [Abstract]
Number of Options, Balance Outstanding	690	1,682
Number of Options, Exercised		(992)
Number of Options, Exercised pre-separation	(690)
Number of Options, Granted post-separation	1,740
Number of Options, Balance Outstanding	1,740	690
Weighted Average Exercise Price, Balance Outstanding | $ / shares	$ 7.54	$ 7.06
Weighted Average Exercise Price, Exercised | $ / shares		(6.73)
Weighted Average Exercise Price, Exercised pre-separation | $ / shares	$ (7.54)
Weighted Average Exercise Price, Balance Outstanding | $ / shares		$ 7.54